Accounts Receivable, Net (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Account Receivable, Net [Abstract]
Accounts receivable	$ 5,103	$ 6,478
Less: Provision for doubtful accounts	0	0
Accounts receivable, net	$ 5,103	$ 6,478